Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations	$ 0	$ 0	$ 90	$ (9)	$ 0	$ 81	$ (231)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						137	532
Gain on sale of business						141	0
Impairment of long-lived assets to be disposed of						0	(396)
Earnings from discontinued operations, before tax						14	65
Earnings before taxes						155	(331)
Taxes on earnings						(74)	100
Earnings (loss) from discontinued operations						$ 81	$ (231)